Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Automobile Components (1.8%)
*	Aptiv plc	295,501	19,742
	Autoliv Inc.	96,599	9,932
	BorgWarner Inc. (XNYS)	293,436	9,710
	Lear Corp.	73,656	6,660
*	Modine Manufacturing Co.	71,727	6,513
	Gentex Corp.	294,732	6,357
*	Dorman Products Inc.	46,818	6,054
*	Goodyear Tire & Rubber Co.	440,283	5,024
	Patrick Industries Inc.	57,026	4,896
	Dana Inc.	262,454	4,365
	Phinia Inc.	91,992	3,992
*	Visteon Corp.	44,871	3,788
	LCI Industries	42,588	3,711
	Garrett Motion Inc.	280,371	2,972
*,1	Mobileye Global Inc. Class A	178,352	2,898
*	QuantumScape Corp.	680,240	2,721
*,2	XPEL Inc.	74,123	2,666
*	Adient plc	168,459	2,626
*	Fox Factory Holding Corp.	97,566	2,503
	Standard Motor Products Inc.	78,590	2,381
*	Gentherm Inc.	71,361	1,953
*	American Axle & Manufacturing Holdings Inc.	368,040	1,616
*,1	Solid Power Inc.	597,842	933
*	Stoneridge Inc.	114,885	577
*,1	Luminar Technologies Inc.	156,692	562
*	Holley Inc.	237,401	461
			115,613
Automobiles (18.2%)
*	Tesla Inc.	3,007,819	1,042,089
	General Motors Co.	1,200,702	59,567
	Ford Motor Co.	4,283,613	44,464
*	Rivian Automotive Inc. Class A	940,392	13,664
	Thor Industries Inc.	71,152	5,777
*,1	Lucid Group Inc.	2,073,811	4,624
	Harley-Davidson Inc.	186,776	4,522
	Winnebago Industries Inc.	61,119	2,074
			1,176,781
Broadline Retail (25.8%)
*	Amazon.com Inc.	7,192,419	1,474,518
*	MercadoLibre Inc.	48,608	124,596
	eBay Inc.	537,269	39,312
*	Ollie's Bargain Outlet Holdings Inc.	87,440	9,745
*	Etsy Inc.	152,306	8,430
	Macy's Inc.	379,875	4,517
*	Groupon Inc.	106,966	3,116
	Dillard's Inc. Class A	7,801	3,089
[1]	Kohl's Corp.	236,011	1,919
*	Savers Value Village Inc.	132,080	1,323
*	QVC Group Inc.	31,124	128
			1,670,693
Commercial Services & Supplies (0.0%)
*	Pursuit Attractions & Hospitality Inc.	54,651	1,524
Distributors (0.8%)
	Genuine Parts Co.	158,519	20,056
	Pool Corp.	45,161	13,575
	LKQ Corp.	320,497	12,970
*,1	GigaCloud Technology Inc. Class A	99,306	1,744

		Shares	Market Value ($000)
	A-Mark Precious Metals Inc.	70,600	1,393
			49,738
Diversified Consumer Services (2.2%)
*	Duolingo Inc.	42,528	22,098
	Service Corp. International	178,926	13,956
	H&R Block Inc.	181,434	10,333
*	Stride Inc.	64,871	9,821
*	Bright Horizons Family Solutions Inc.	72,349	9,347
*	Grand Canyon Education Inc.	43,574	8,621
*	Adtalem Global Education Inc.	64,106	8,464
*	Frontdoor Inc.	130,570	7,183
*	Laureate Education Inc.	249,135	5,606
	Graham Holdings Co. Class B	5,827	5,561
*	Universal Technical Institute Inc.	142,972	5,080
	Perdoceo Education Corp.	146,606	4,990
	ADT Inc.	554,686	4,615
	OneSpaWorld Holdings Ltd.	210,078	3,962
	Strategic Education Inc.	38,314	3,495
*	Coursera Inc.	352,934	3,123
*	Mister Car Wash Inc.	351,343	2,488
	Carriage Services Inc.	53,321	2,319
*	Udemy Inc.	266,623	1,952
*	Lincoln Educational Services Corp.	72,165	1,718
	Matthews International Corp. Class A	75,827	1,626
*	KinderCare Learning Cos. Inc.	109,265	1,341
*	European Wax Center Inc. Class A	129,654	660
*	Chegg Inc.	436,889	446
			138,805
Hotels, Restaurants & Leisure (22.6%)
	McDonald's Corp.	751,752	235,937
	Booking Holdings Inc.	34,918	192,710
	Starbucks Corp.	1,208,993	101,495
*	DoorDash Inc. Class A	375,147	78,274
*	Chipotle Mexican Grill Inc.	1,469,032	73,569
	Royal Caribbean Cruises Ltd.	269,991	69,380
	Marriott International Inc. Class A	257,164	67,848
	Hilton Worldwide Holdings Inc.	265,593	65,984
*	Airbnb Inc. Class A	472,770	60,987
*	Flutter Entertainment plc	188,474	47,627
	Yum! Brands Inc.	308,194	44,361
	Darden Restaurants Inc.	134,889	28,895
*	Carnival Corp.	1,172,663	27,229
	Expedia Group Inc.	145,095	24,195
	Domino's Pizza Inc.	40,231	19,062
	Las Vegas Sands Corp.	430,524	17,720
*	DraftKings Inc. Class A	493,440	17,705
	Texas Roadhouse Inc.	80,908	15,794
	Aramark	316,026	12,799
	Wingstop Inc.	35,599	12,164
*	Planet Fitness Inc. Class A	115,845	11,912
*	Dutch Bros Inc. Class A	163,941	11,837
	Wynn Resorts Ltd.	124,408	11,264
*	Brinker International Inc.	63,537	10,968
*	Light & Wonder Inc.	112,740	10,160
*	Norwegian Cruise Line Holdings Ltd.	551,881	9,741
*	MGM Resorts International	306,811	9,711
	Wyndham Hotels & Resorts Inc.	110,066	9,111
*	Cava Group Inc.	106,212	8,632
	Boyd Gaming Corp.	105,532	7,912
	Churchill Downs Inc.	82,838	7,909
	Hyatt Hotels Corp. Class A	59,312	7,831
	Vail Resorts Inc.	48,719	7,803
*	Caesars Entertainment Inc.	277,118	7,449
*	Shake Shack Inc. Class A	57,115	7,413
	Choice Hotels International Inc.	48,842	6,187
	Travel & Leisure Co.	113,773	5,526
	Cheesecake Factory Inc.	97,649	5,387
*	Life Time Group Holdings Inc.	186,031	5,321
	Six Flags Entertainment Corp.	152,566	5,120

		Shares	Market Value ($000)
*	Hilton Grand Vacations Inc.	118,666	4,530
	Red Rock Resorts Inc. Class A	87,190	4,191
*	Playa Hotels & Resorts NV	281,976	3,795
*	Everi Holdings Inc.	265,997	3,753
*	Penn Entertainment Inc.	250,960	3,722
	Marriott Vacations Worldwide Corp.	53,601	3,530
	Monarch Casino & Resort Inc.	40,932	3,428
	Cracker Barrel Old Country Store Inc.	58,361	3,352
*	United Parks & Resorts Inc.	73,737	3,303
	Wendy's Co.	281,780	3,212
*	BJ's Restaurants Inc.	71,167	3,175
	Papa John's International Inc.	69,964	3,166
*	Portillo's Inc. Class A	256,631	3,080
*	First Watch Restaurant Group Inc.	160,983	2,486
*	Sabre Corp.	961,215	2,422
*	Sweetgreen Inc. Class A	175,245	2,352
*	Accel Entertainment Inc.	205,493	2,306
*	Rush Street Interactive Inc.	176,182	2,236
	Golden Entertainment Inc.	77,443	2,209
*	Dave & Buster's Entertainment Inc.	88,774	1,950
*	Lindblad Expeditions Holdings Inc.	157,046	1,649
*	Kura Sushi USA Inc. Class A	23,886	1,578
	Dine Brands Global Inc.	63,053	1,517
	Bloomin' Brands Inc.	195,825	1,494
*	PlayAGS Inc.	115,991	1,417
	RCI Hospitality Holdings Inc.	34,757	1,398
	Jack in the Box Inc.	62,297	1,181
*	Target Hospitality Corp.	143,865	1,052
*	Xponential Fitness Inc. Class A	114,319	1,030
	Krispy Kreme Inc.	353,569	1,022
*	Denny's Corp.	211,544	808
*	Soho House & Co. Inc.	120,993	763
[1]	Lucky Strike Entertainment Corp.	71,135	614
*	Bally's Corp.	30,351	304
			1,458,954
Household Durables (4.3%)
	DR Horton Inc.	321,603	37,968
	Garmin Ltd.	173,386	35,192
	Lennar Corp. Class A	268,566	28,489
*	NVR Inc.	3,551	25,269
	PulteGroup Inc.	240,610	23,587
	Somnigroup International Inc.	216,288	14,072
	Toll Brothers Inc.	124,362	12,965
*	TopBuild Corp.	37,810	10,696
*	Taylor Morrison Home Corp.	141,780	7,979
*	Mohawk Industries Inc.	71,690	7,213
	Meritage Homes Corp.	95,788	6,093
	Whirlpool Corp.	76,921	6,007
*	Cavco Industries Inc.	12,750	5,528
	KB Home	106,261	5,481
	Installed Building Products Inc.	33,675	5,371
*	Champion Homes Inc.	80,367	5,256
*	M/I Homes Inc.	42,983	4,582
*	Tri Pointe Homes Inc.	146,154	4,309
	La-Z-Boy Inc.	93,719	3,926
*	Green Brick Partners Inc.	64,057	3,744
	Newell Brands Inc.	650,196	3,446
	Leggett & Platt Inc.	291,407	2,640
	Century Communities Inc.	50,165	2,602
*	Sonos Inc.	237,809	2,445
	Ethan Allen Interiors Inc.	84,353	2,204
*	LGI Homes Inc.	39,725	1,990
*	Dream Finders Homes Inc. Class A	94,175	1,965
*	Beazer Homes USA Inc.	92,293	1,894
*	Helen of Troy Ltd.	54,333	1,461
*	Hovnanian Enterprises Inc. Class A	16,156	1,459
	Cricut Inc. Class A	198,826	1,205
*	Legacy Housing Corp.	51,056	1,138
*	Lovesac Co.	51,215	980

		Shares	Market Value ($000)
*	iRobot Corp.	120,544	370
*	GoPro Inc. Class A	526,426	349
*	Traeger Inc.	245,758	339
			280,214
Leisure Products (0.8%)
	Hasbro Inc.	167,398	11,167
*	Mattel Inc.	468,136	8,867
*	Peloton Interactive Inc. Class A	835,166	5,930
	Brunswick Corp.	93,163	4,716
	Acushnet Holdings Corp.	61,151	4,173
*	YETI Holdings Inc.	135,081	4,128
	Polaris Inc.	85,237	3,343
*	Malibu Boats Inc. Class A	72,076	2,172
	Sturm Ruger & Co. Inc.	59,288	2,146
*	Topgolf Callaway Brands Corp.	333,007	2,111
	Smith & Wesson Brands Inc.	176,969	1,685
*	Latham Group Inc.	167,323	945
*	Outdoor Holding Co.	371,777	539
*	Funko Inc. Class A	120,158	504
	Johnson Outdoors Inc. Class A	15,124	411
			52,837
Specialty Retail (19.6%)
	Home Depot Inc.	1,037,878	382,240
	TJX Cos. Inc.	1,187,199	150,655
	Lowe's Cos. Inc.	556,994	125,730
*	O'Reilly Automotive Inc.	61,814	84,531
*	AutoZone Inc.	18,153	67,766
	Ross Stores Inc.	361,425	50,632
*	Carvana Co.	128,181	41,936
	Tractor Supply Co.	602,297	29,151
*	Ulta Beauty Inc.	55,458	26,146
	Williams-Sonoma Inc.	146,844	23,753
*	Burlington Stores Inc.	76,118	17,375
	Best Buy Co. Inc.	228,388	15,138
*	GameStop Corp. Class A	491,198	14,638
	Dick's Sporting Goods Inc.	71,383	12,802
*	CarMax Inc.	190,210	12,261
*	Chewy Inc. Class A	270,379	12,235
	Lithia Motors Inc.	35,631	11,292
	Murphy USA Inc.	24,833	10,598
*	Floor & Decor Holdings Inc. Class A	125,160	8,973
	Group 1 Automotive Inc.	20,026	8,489
*	Five Below Inc.	71,838	8,374
*	Boot Barn Holdings Inc.	47,357	7,592
*	Urban Outfitters Inc.	106,216	7,424
	Bath & Body Works Inc.	260,177	7,316
*	AutoNation Inc.	38,872	7,147
	Gap Inc.	317,670	7,087
*	Asbury Automotive Group Inc.	26,623	6,068
*	Valvoline Inc.	172,034	5,951
	Penske Automotive Group Inc.	32,440	5,326
*	Abercrombie & Fitch Co. Class A	67,824	5,323
*	Wayfair Inc. Class A	126,682	5,224
	Signet Jewelers Ltd.	70,268	4,678
	Academy Sports & Outdoors Inc.	111,189	4,549
	Advance Auto Parts Inc.	93,385	4,476
*	Warby Parker Inc. Class A	191,389	4,052
*	RH	21,802	3,949
*	National Vision Holdings Inc.	197,740	3,917
*	Foot Locker Inc.	161,333	3,833
	Winmark Corp.	7,921	3,365
*	Victoria's Secret & Co.	158,456	3,361
	Buckle Inc.	78,260	3,335
	Sonic Automotive Inc. Class A	46,691	3,265
	American Eagle Outfitters Inc.	285,454	3,129
	Camping World Holdings Inc. Class A	175,644	2,856
*	Revolve Group Inc.	123,725	2,549
	Build-A-Bear Workshop Inc.	48,895	2,496
*	ThredUP Inc. Class A	336,178	2,420

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	273,501	2,382
	Upbound Group Inc.	103,385	2,372
*	EVgo Inc.	513,341	2,028
*	ODP Corp.	108,067	1,778
*	MarineMax Inc.	83,605	1,772
	Caleres Inc.	121,088	1,629
	Monro Inc.	104,020	1,595
*	Stitch Fix Inc. Class A	346,101	1,530
*	America's Car-Mart Inc.	30,553	1,520
*	RealReal Inc.	266,809	1,507
*	Arhaus Inc.	163,860	1,471
*	Petco Health & Wellness Co. Inc.	394,534	1,448
	Shoe Carnival Inc.	72,957	1,402
	Guess? Inc.	127,362	1,335
*	Beyond Inc.	200,279	1,284
	Haverty Furniture Cos. Inc.	56,411	1,182
	Arko Corp.	240,693	1,030
*	Genesco Inc.	44,842	974
*	Zumiez Inc.	62,776	784
*	Sleep Number Corp.	72,579	781
*	OneWater Marine Inc. Class A	45,820	677
*	Leslie's Inc.	766,536	578
*,1	1-800-Flowers.com Inc. Class A	98,810	486
*	Lands' End Inc.	51,205	431
	Designer Brands Inc. Class A	115,908	411
*,1	Children's Place Inc.	32,583	198
			1,267,988
Textiles, Apparel & Luxury Goods (3.8%)
	NIKE Inc. Class B	1,273,356	77,153
*	Lululemon Athletica Inc.	125,627	39,782
	Tapestry Inc.	283,090	22,237
*	Deckers Outdoor Corp.	174,736	18,438
	Ralph Lauren Corp.	51,558	14,272
*	Skechers USA Inc. Class A	168,879	10,477
*	Crocs Inc.	75,907	7,743
	PVH Corp.	76,083	6,373
	VF Corp.	486,337	6,060
	Kontoor Brands Inc.	76,770	5,266
	Wolverine World Wide Inc.	230,060	3,925
	Columbia Sportswear Co.	58,171	3,710
*	Hanesbrands Inc.	720,126	3,565
*	Capri Holdings Ltd.	187,686	3,401
*	Under Armour Inc. Class A	461,665	3,098
*	G-III Apparel Group Ltd.	106,454	3,093
	Levi Strauss & Co. Class A	177,886	3,086
	Steven Madden Ltd.	115,430	2,845
*	Under Armour Inc. Class C	413,494	2,605
	Carter's Inc.	64,741	2,031
	Oxford Industries Inc.	35,189	1,889
*	Figs Inc. Class A	385,850	1,678
	Movado Group Inc.	65,071	1,054
			243,781
Total Common Stocks (Cost $5,326,556)			6,456,928
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $16,270)	162,746	16,273
Total Investments (100.1%) (Cost $5,342,826)			6,473,201
Other Assets and Liabilities—Net (-0.1%)			(7,063)
Net Assets (100.0%)			6,466,138
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,532.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $2,666, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,559 was received for securities on loan, of which $9,550 is held in Vanguard Market Liquidity Fund and $9 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lowe's Cos. Inc.	8/29/25	BANA	9,255	(4.337)	14	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,456,928	—	—	6,456,928
Temporary Cash Investments	16,273	—	—	16,273
Total	6,473,201	—	—	6,473,201
Derivative Financial Instruments
Assets
Swap Contracts	—	14	—	14